Expense Example - Q3 All-Season Total Return Fund - Q3 All-Season Total Return Fund Institutional Class	Nov. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 158
Expense Example, with Redemption, 3 Years	$ 490